Average Annual Total Returns (Vanguard Utilities Index Fund Retail)	Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Utilities Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI US IMI Utilities 25 50 Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced US IMI Utilities 25 50 Vanguard Utilities Index Fund Vanguard Utilities Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.98%	13.94%	9.28%	15.13%	15.13%	15.13%
Five Years	10.69%	9.97%	8.62%	10.88%	none	10.88%
Since Inception	9.23%	8.61%	7.67%	9.45%		9.45%